Term Loan and Security Agreement (Tables)	9 Months Ended
Sep. 30, 2013
Term Loan and Security Agreement
Schedule of future principal payments due under the loan agreement

At September 30, 2013, the future principal payments due under the loan agreement are as follows (in thousands):

Year ended December 31, 2013 (three months remaining)	$—
Year ended December 31, 2014	735
Year ended December 31, 2015	1,765
Year ended December 31, 2016	1,765
Year ended December 31, 2017	735

Total future principal payments due under loan agreement	$5,000